PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in property, plant and equipment
Opening net book value	$ 211,719
Closing net book value	202,585	$ 211,719
Cost
Changes in property, plant and equipment
Opening net book value	266,053	246,886
Additions	31,018	21,339
Change in site closure provision	(1,244)	(2,079)
Derecognition	(586)	(117)
Due to changes in exchange rates	(99)	24
Disposals	(2,638)
Closing net book value	294,992	266,053
Accumulated depreciation
Changes in property, plant and equipment
Opening net book value	(54,334)	(22,470)
Depletion and depreciation	40,711	31,921
Derecognition		(57)
Disposals	(2,638)
Closing net book value	(92,407)	(54,334)
Producing mineral property
Changes in property, plant and equipment
Opening net book value	104,414
Closing net book value	98,638	104,414
Producing mineral property | Cost
Changes in property, plant and equipment
Opening net book value	127,899	115,753
Additions	13,318	12,705
Change in site closure provision	(1,244)	(559)
Closing net book value	142,461	127,899
Producing mineral property | Accumulated depreciation
Changes in property, plant and equipment
Opening net book value	(23,485)	(9,641)
Depletion and depreciation	20,338	13,844
Closing net book value	(43,823)	(23,485)
Buildings
Changes in property, plant and equipment
Opening net book value	55,326
Closing net book value	56,882	55,326
Buildings | Cost
Changes in property, plant and equipment
Opening net book value	71,222	72,008
Additions	11	141
Transfers from construction	12,244
Change in site closure provision		(927)
Closing net book value	83,477	71,222
Buildings | Accumulated depreciation
Changes in property, plant and equipment
Opening net book value	(15,896)	(6,286)
Depletion and depreciation	10,699	9,610
Closing net book value	(26,595)	(15,896)
Machinery and equipment
Changes in property, plant and equipment
Opening net book value	42,377
Closing net book value	37,804	42,377
Machinery and equipment | Cost
Changes in property, plant and equipment
Opening net book value	54,052	52,345
Additions	220	2,305
Transfers from construction	2,924
Change in site closure provision		(593)
Due to changes in exchange rates		(5)
Disposals	(253)
Closing net book value	56,943	54,052
Machinery and equipment | Accumulated depreciation
Changes in property, plant and equipment
Opening net book value	(11,675)	(4,891)
Depletion and depreciation	7,717	6,789
Derecognition		(5)
Disposals	(253)
Closing net book value	(19,139)	(11,675)
Other assets
Changes in property, plant and equipment
Opening net book value	2,182
Closing net book value	1,749	2,182
Other assets | Cost
Changes in property, plant and equipment
Opening net book value	3,450	2,620
Additions	20	823
Transfers from construction	231
Due to changes in exchange rates	(21)	7
Disposals	(145)
Closing net book value	3,535	3,450
Other assets | Accumulated depreciation
Changes in property, plant and equipment
Opening net book value	(1,268)	(705)
Depletion and depreciation	663	563
Disposals	(145)
Closing net book value	(1,786)	(1,268)
Other right of use assets
Changes in property, plant and equipment
Opening net book value	2,539
Closing net book value	2,171	2,539
Other right of use assets | Cost
Changes in property, plant and equipment
Opening net book value	4,549	4,160
Additions	1,590	484
Derecognition	(586)	(117)
Due to changes in exchange rates	(78)	22
Disposals	(2,240)
Closing net book value	3,235	4,549
Other right of use assets | Accumulated depreciation
Changes in property, plant and equipment
Opening net book value	(2,010)	(947)
Depletion and depreciation	1,294	1,115
Derecognition		(52)
Disposals	(2,240)
Closing net book value	(1,064)	(2,010)
Construction in progress
Changes in property, plant and equipment
Opening net book value	4,881
Closing net book value	5,341	4,881
Construction in progress | Cost
Changes in property, plant and equipment
Opening net book value	4,881
Additions	15,859	4,881
Transfers from construction	(15,399)
Closing net book value	$ 5,341	$ 4,881